EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
SCHEDULE OF FUNDED STATUS OF END-OF-SERVICE INDEMNITIES EMPLOYEES RECEIVE UNDER ONE OF FIVE BENEFIT STRUCTURES

The following tables set out the funded status of the end-of-service indemnities employees receive under one of the five benefit structures the Company and its subsidiaries offer to its employees and the amounts recognized in the Company’s financial statements as of December 31, 2024, and 2023 (in thousands):

	December 31, 2024	December 31, 2023
Change in benefit obligations
Benefit obligations at the beginning of the year	$33,661	$28,314
Actuarial (gain) / loss	287	1,344
Service cost	5,274	4,979
Interest cost	1,784	1,522
Benefits paid	(2,283)	(2,498)
Benefit obligations at the end of the year	38,723	33,661
Current benefit obligation (within Other current liabilities)	6,917	4,726
Non-current benefit obligation	31,806	28,935
Benefit obligation at the end of the year	38,723	33,661
Change in plan assets
Fair value of plan assets at the beginning of the year	-	-
Employer contributions	2,283	2,498
Benefits paid	(2,283)	(2,498)
Plan assets at the end of the year	-	-
Unfunded status	$38,723	$33,661

SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST

Net cost for the years ended December 31, 2024, 2023, and 2022, comprises the following components (in thousands):

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Service cost	$5,274	$4,979	$4,876
Interest cost	1,784	1,522	675
Actuarial (gain)/loss	287	1,344	(1,128)
Other	-	-	-
Net cost	$7,345	$7,845	$4,423

SCHEDULE OF ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS AND NET PERIODIC BENEFIT COST

The weighted-average assumptions used to determine benefit obligations as of December 31, 2024 and 2023 are set out below:

	December 31, 2024	December 31, 2023
Discount rate	5.50%	5.00%
Rate of increase in compensation levels:	4.5-5%	4.5-5%

The weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31, 2024, and 2023 are set out below:

	December 31, 2024	December 31, 2023
Discount rate	5.00%	5%
Rate of increase in compensation levels:	4.5-5%	4.5-5%

SCHEDULE OF BENEFIT OBLIGATIONS CHANGE IN ASSUMPTION

The following illustrates the sensitivity to changes in discount rate, holding all other assumptions constant, for in the Company’s benefit obligations (in thousands):

Change in assumption:	Benefit obligation at the end of the year
100 basis point decrease in discount rate	$2,225
100 basis point increase in discount rate	$(1,987)

SCHEDULE OF EXPECTED FUTURE BENEFIT PAYMENTS	The following reflect expected future benefit payments (in thousands):
Year ended
December 31, 2024
2025	$7,874
2026	$6,441
2027	$6,403
2028	$6,167
2029	$6,226
2030 through 2034	$28,209